Goodwill And Other Intangible Assets (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 28, 2014		Mar. 29, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 13, 2013	Feb. 12, 2013
Impairment of intangible assets	$ 93.4		$ 0
Amortization of intangible assets	3.0		3.4	12.5	11.5	12.4
Foreign currency exchange rate, translation	6.3			6.30			6.30	4.30
Goodwill	27.2			184.6	187.6	171.4
Goodwill impairment charge	155.1		0
Estimated amortization expense - 2014				11.7
Estimated amortization expense - 2015				10.7
Estimated amortization expense - 2016				9.8
Estimated amortization expense - 2017				7.3
Estimated amortization expense - 2018				3.4
Estimated amortization expense, thereafter				9.2
Customer Relationships [Member] | Minimum [Member]
Finite lived intangible assets useful life	7 years				7 years
Customer Relationships [Member] | Maximum [Member]
Finite lived intangible assets useful life	12 years				12 years
VENEZUELA [Member]
Maximum percent of profit margin that may be allowed due to price controls	30.00%
Trade Names [Member]
Impairment of intangible assets	93.1	[1]
Weighted average useful life of the amortized intangible assets	10 years				10 years
Indefinite-lived intangible assets	35.1			130.8	135.8	135.1
Immaterial Acquisitions [Member]
Goodwill					0.3
PDIC [Member]
Goodwill	154.5
SICAD 1 Rate [Member]
Foreign currency exchange rate, translation	10.8
Rest Of World [Member]
Goodwill, Accumulated Impairment Loss, Including Other Currency Translation Adjustments	154.5
Goodwill	7.9			165.0	171.8	166.8
Rest Of World [Member] | Trade Names [Member]
Impairment of intangible assets	93.1	[1]
Indefinite-lived intangible assets	$ 32.2			$ 127.9	$ 132.9	$ 132.2

[1]	The difference in the goodwill and indefinite-lived asset impairment in the above table and the amounts reported in the Condensed Consolidated Statement of Operations and Comprehensive Income (Loss) is due to the difference in the average foreign currency exchange rates for the three months ended March 28, 2014 as compared to the spot rates at March 28, 2014 at the various entities within the reporting unit.